SECURITISATIONS AND COVERED BONDS - Additional Information (Details) - GBP (£) £ in Millions	1 Months Ended
	Jan. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Holmes
Disclosure Of Gross Asset Securitised [Line Items]
Beneficial interest in residential mortgage loans		£ 5,407	£ 3,735
Cash deposits		182	126
Fosse
Disclosure Of Gross Asset Securitised [Line Items]
Beneficial interest in residential mortgage loans		1,394	1,394
Cash deposits		£ 47	£ 48
Fosse | Mortgage-backed master trust structures | External issuances
Disclosure Of Gross Asset Securitised [Line Items]
Mortgage Backed Notes Sold	£ 200